Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Temporary Equity) (USD $) In Thousands, unless otherwise specified	Total	Series A redeemable convertible preferred stock	Series B redeemable convertible preferred stock
Balance at Jun. 30, 2011		$ 9,339
Balance (in shares) at Jun. 30, 2011		9,500
Statement
Issuance of Preferred Series B Shares			27,234
Issuance of Preferred Series B Shares (in shares)			8,400
Balance at Jun. 30, 2012		9,339	27,234
Balance (in shares) at Jun. 30, 2012		9,500	8,400
Balance at Jun. 30, 2013		9,339	27,234
Balance (in shares) at Jun. 30, 2013		9,500	8,400
Statement
Conversion of redeemable convertible preferred stock	$ 36,573	$ (9,339)	$ (27,234)
Conversion of redeemable convertible preferred stock (in shares)		(9,500)	(8,400)
Balance (in shares) at Jun. 30, 2014		0	0